Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Other current liabilities [Abstract]
Other current liabilities

16. Other Current Liabilities

At December 31, 2023, other current liabilities amount to € 8,509,000 (December 31, 2022: € 8,687,000). At December 31, 2023 and December 31, 2022, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.